Concentrations of Credit Risk	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with high quality financial institutions and limits the amount of credit exposure with any one institution.

The Company currently maintains a substantial portion of its day-to-day operating cash balances at financial institutions. At September 30, 2011, the Company had total cash balances of $938,199 (December 31, 2010 - $1,396,384) at financial institutions, where $537,575 (December 31, 2010 - $771,396) is in excess of federally insured limits. The Company has concentrations of credit risk with respect to accounts receivable, as large amounts of its accounts receivable are concentrated geographically in the United Kingdom amongst a small number of customers.

As of September 30, 2011, the Company had one customer totaling $150,048, who accounted for total accounts receivable greater than 10%. As of December 31, 2010, the Company had two customers, totaling $34,857 and $16,073 who accounted for greater than 10% of the total accounts receivable.

The Company controls credit risk through monitoring procedures and receiving prepayments of cash for services rendered. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable.